EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE
30. EARNINGS PER SHARE

The basic earnings per share are calculated by dividing the profit (loss) attributable to the Company’s shareholders by the weighted average number of outstanding common shares, excluding common shares purchased by the Company and held as treasury shares.

	Consolidated
	2023	2022	2021
Profit (loss) attributable to the Company’s controlling shareholders	2,973,731	(2,859,629)	1,047,960
Weighted average of the number of issued common shares	1,385,675,623	1,381,594,182	1,377,932,809
Weighted average treasury shares	(7,806,697)	(9,613,311)	(788,866)
Weighted average of the number of outstanding common shares issued, net of treasured shares	1,377,868,926	1,371,980,871	1,377,143,943
Basic gain (loss) earnings per share - R$	2.1582	(2.0843)	0.7610

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding common shares, assuming the conversion of all potential common shares that would cause dilution. The Company has stock options, restricted shares and strategy acceleration that would have a dilutive effect on any earnings per share.

On December 31, 2022 The Company incurred loss for the year ended, therefore any adjustment would have an anti-dilutive effect and, for this reason, the diluted result is equivalent to Basic earnings per share.

The diluted earnings per share for the result for the year ended December 31, 2023 and 2021 is presented below:

	Consolidated
	2023	2021
Profit attributable to the Company’s controlling shareholders	2,973,731	1,047,960
Weighted average of the number of issued common shares issued, net of treasured shares	1,377,868,926	1,377,143,943
Adjustment for stock options and restricted shares	6,401,920	19,531,951
Weighted average of the number of ordinary shares for diluted earnings calculation	1,384,270,846	1,396,675,894
Diluted earnings per share – R$	2.1482	0.7503

Net income (loss) per share for results from discontinued operations for the years ended December 31, 2023 and 2022 is presented below:

	Consolidated
	2023	2022	2021
Profit (loss) attributable to the Company’s controlling shareholders	5,556,457	(597,655)	90,733
Weighted average of the number of issued common shares	1,385,675,623	1,381,594,182	1,377,932,809
Adjustment for stock options and restricted shares	(7,806,697)	(9,613,311)	(788,866)
Weighted average number of common shares issued, net of treasured shares	1,377,868,926	1,371,980,871	1,377,143,943
Basic profit (loss) per share – R$	4.0326	(0.4365)	0.0659

The diluted earnings per share for the results of discontinued operations for the year ended December 31, 2023 and 2021 is presented below:

	Consolidated
	2023	2021
Profit attributable to the Company’s controlling shareholders	5,556,457	90,733
Weighted average of the number of issued common shares issued, net of treasured shares	1,377,868,926	1,377,143,943
Weighted average number of treasury shares	6,401,920	19,531,951
Weighted average number of common shares considered to diluted earnings per share	1,384,270,846	1,396,675,894
Diluted earnings per share - R$	4.0139	0.0650